CONSOLIDATED STATEMENTS OF EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2012	$ 34,068,296	$ 12,618	$ 13,500,847	$ 16,147,723	$ 2,967,202	$ 1,439,906
Balance (in shares) at Dec. 31, 2012		4,620,000
Issuance of 8,000shares upon excise of share-based awards	11,600	$ 22	11,578	0	0	0
Issuance of 8,000 shares upon excise of share-based awards (in shares)		8,000
Issuance of 94,000 options to employees	9,761	$ 0	9,761	0	0	0
Issuance of 94,000 options to employees (in shares)		0
Issuance of 40,000 shares to non-employee	145,600	$ 109	145,491	0	0	0
Issuance of 40,000 shares to non-employee (in shares)		40,000
Additional paid in capital	327,407	$ 0	0	0	0	327,407
Stock based Compensation	84,510	0	84,510	0	0	0
Foreign currency translation gain (loss)	1,028,124	0	0	0	982,869	45,255
Net income (Loss)	2,003,326	0	0	1,995,621	0	7,705
Balance at Dec. 31, 2013	37,678,624	$ 12,749	13,752,187	18,143,344	3,950,071	1,820,273
Balance (shares) at Dec. 31, 2013		4,668,000
Issuance of 134,000 shares upon excise of share-based awards	194,300	$ 366	193,934	0	0	0
Issuance of 134,000 shares upon excise of share-based awards (in shares)		134,000
Issuance of 160,000 shares to non-employee	644,001	$ 437	643,564	0	0	0
Issuance of 160,000 shares to non-employee (in shares)		160,000
Issuance of 734,700 shares to investors	3,368,171	$ 2,006	3,366,165	0	0	0
Issuance of 734,700 shares to investors (in shares)		734,700
Issuance shares to employees, directors and officers	603,808	$ 306	603,502	0	0	0
Issuance shares to employees, directors and officers (in shares)		111,975
Stock based Compensation	160,613	$ 0	160,613	0	0	0
Foreign currency translation gain (loss)	(576,891)	0	0	0	(549,872)	(27,019)
Net income (Loss)	(25,033,872)	0	0	(24,298,114)		(735,758)
Balance at Dec. 31, 2014	17,038,754	$ 15,864	18,719,965	(6,154,770)	3,400,199	1,057,496
Balance (shares) at Dec. 31, 2014		5,808,675
Issuance of 25,000 shares upon excise of share-based awards	36,250	$ 68	36,182	0	0	0
Issuance of 25,000 shares upon excise of share-based awards (in shares)		25,000
Issuance of 12,000 shares to non-employee	32,340	$ 33	32,307	0	0	0
Issuance of 12,000 shares to non-employee (in shares)		12,000
Issuance of 348,800 shares to employee	666,208	$ 953	665,255	0	0	0
Issuance of 348,800 shares to employee (in shares)		348,800
Issuance of 349,000 options to employees	113,771	$ 0	113,771	0	0	0
Issuance of 349,000 options to employees (in shares)		0
Stock based Compensation	243,425	$ 0	243,425	0	0	0
Foreign currency translation gain (loss)	(461,548)	0	0	0	(411,083)	(50,465)
Net income (Loss)	(10,362,335)	0	0	(10,223,130)	0	(139,205)
Balance at Dec. 31, 2015	$ 7,306,865	$ 16,918	$ 19,810,905	$ (16,377,900)	$ 2,989,116	$ 867,826
Balance (shares) at Dec. 31, 2015		6,194,475